Intangible Assets, Net - Schedule of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 160,506	$ 123,167
Amortization	(123,588)	(94,383)
Impairment	(808)	(808)
Net book value	36,110	27,976
Less: Content copyrights, current portion	(16,013)	(16,018)
Net book value other than copyrights related to content, current portion	20,097	11,958
Content Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	137,470	110,346
Amortization	(116,511)	(89,396)
Net book value	20,959	20,950
Exclusive [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	106,942	84,313
Amortization	(93,172)	(67,487)
Net book value	13,770	16,826
Non-exclusive [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	30,528	26,033
Amortization	(23,339)	(21,909)
Net book value	7,189	4,124
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,279	5,298
Amortization	(253)	(78)
Net book value	5,026	5,220
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,168
Amortization	(167)
Net book value	6,001
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,502
Amortization	(252)
Net book value	1,250
Technology (including right-to-use) [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,399
Amortization	(100)
Net book value	2,299
Acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,468	1,284
Amortization	(1,141)	(1,061)
Net book value	327	223
Internal use software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	716	718
Amortization	(537)	(395)
Net book value	179	323
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	5,304	5,321
Amortization	(4,478)	(3,343)
Impairment	(808)	(808)
Net book value	18	1,170
Domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	200	200
Amortization	(149)	(110)
Net book value	$ 51	$ 90